Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 26,670	$ 5,321	$ (11,555)
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(7,881)	2,544	17,278
Depreciation	880	1,091	1,267
Amortization of discounts, net	80	98	297
Amortization of deferred loan fees	(249)	(528)	(465)
Amortization of mortgage servicing rights	592	732	561
Capitalized mortgage servicing rights	(568)	(979)	(461)
Deferred income tax benefit	(14,464)	0	0
(Gains) losses on sales of real estate and premises	(830)	181	2,681
Gain on sales of loans	(2,102)	(3,574)	(1,656)
Proceeds from sales of loans held for sale	84,718	131,494	64,890
Disbursements on loans held for sale	(69,347)	(118,661)	(58,588)
Amortization of restricted stock awards	202	233	297
Amortization of unearned ESOP shares	193	194	193
Cancellation of vested restricted stock awards	(119)	0	0
Earned ESOP shares priced below original cost	(21)	(162)	(81)
Stock option compensation expense	4	7	29
Gain on sale of branch office	0	(552)	0
Decrease in accrued interest receivable	65	431	862
Decrease in accrued interest payable	(101)	(533)	(312)
Decrease in other assets	842	696	1,342
Increase (decrease) in other liabilities	364	(1,776)	380
Other, net	64	580	381
Net cash provided by operating activities	18,992	16,837	17,340
Cash flows from investing activities:
Principal collected on securities available for sale	4,933	9,770	12,466
Proceeds collected on maturity of securities available for sale	21,000	108,000	156,900
Purchases of securities available for sale	(49,090)	(78,072)	(144,051)
Purchase of Federal Home Loan Bank stock	(178)	0	(17)
Redemption of Federal Home Loan Bank stock	3,457	159	2,538
Proceeds from sales of real estate and premises	5,786	7,503	5,440
Net decrease in loans receivable	63,814	89,591	76,114
Payment on sale of branch office	0	(36,981)	0
Purchases of premises and equipment	(425)	(295)	(201)
Net cash provided by investing activities	49,297	99,675	109,189
Cash flows from financing activities:
Increase (decrease) in deposits	38,953	(100,591)	(27,285)
Proceeds from borrowings	12,000	1	10,002
Repayment of borrowings	(82,000)	(1)	(62,502)
Increase (decrease) in customer escrows	(216)	(101)	115
Net cash used by financing activities	(31,263)	(100,692)	(79,670)
Increase in cash and cash equivalents	37,026	15,820	46,859
Cash and cash equivalents, beginning of year	83,660	67,840	20,981
Cash and cash equivalents, end of year	120,686	83,660	67,840
Supplemental cash flow disclosures:
Cash paid for interest	3,390	7,672	11,447
Cash paid for income taxes	205	60	0
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	12,183	8,196	5,509
Transfer of loans to real estate	1,563	2,225	8,732
Assets transferred to assets held for sale	0	0	1,583
Deposits transferred to deposits held for sale	$ 0	$ 0	$ 36,048